Other Accounts Payable - Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Accounts Payable [Abstract]
Government institutions	$ 45,519	$ 50,510
Dividend to former shareholders of subsidiaries	2,059
Accrued expenses and other current liabilities	148,239	47,536
Total other accounts payable	$ 195,817	$ 98,046